The Prudential Insurance Company of America

                                    Thomas J. Loftus
                                    Assistant General Counsel
                                    Law Department

                                    The Prudential Insurance Company of America
                                    213 Washington Street
                                    Newark, NJ 07102-2992
                                    (973) 802-3930 fax: (973) 802-9560


                                                              May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                    Re:   Pruco Life Variable Universal Account
                          (Registration No. 33-29181)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 11 and (ii) that the text of Post-Effective Amendment No. 11 was filed electronically on April 28, 1998 (Accession No. 0000950110-98-000485).



                                           By: /s/
                                               ---------------------------------
                                                   Thomas J. Loftus
                                                   Assistant General Counsel
                                                   Pruco Life Insurance Company